Computation of Basic and Diluted Earnings per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net income	$ 821,305	$ 802,923	$ 724,847
Weighted average ordinary shares outstanding (in thousands)	156,632	162,720	170,155
Employee stock options, RSUs and PSUs (in thousands)	2,815	3,942	3,141
Diluted weighted average ordinary shares outstanding (in thousands)	159,447	166,662	173,296
Basic earnings per ordinary share	$ 5.24	$ 4.93	$ 4.26
Diluted earnings per ordinary share	$ 5.15	$ 4.82	$ 4.18